Income Tax (Details) - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income Tax (Details) [Line Items]
Future taxable income	$ 8,274,000
Domestic Tax Authority [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards	10,093,000	$ 10,341,000
State and City [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards	$ 12,308,000	$ 12,293,000